Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Discloure of Significant Accounting Policies
Statement of IFRS compliance [text block]

Statement of compliance

These audited consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The accounting policies applied in the preparation of the audited consolidated financial statements are consistent with those applied and disclosed in the Company’s audited consolidated financial statements for the year ended December 31, 2020, except for the amended IFRS standards as stated below:

Interest Rate Benchmark Reform – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (“Phase II Amendments”). In August 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2, which amends IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16 Leases.  The amendments became effective January 1, 2021. The Company has adopted these Phase 2 amendments effective January 1, 2021 and  determined they do not currently have significant effect on the Company’s consolidated financial statements.

These audited consolidated financial statements have been prepared on a historical cost basis except for the revaluation of certain financial instruments, which are stated at their fair value.

These audited consolidated financial statements were authorized for issuance by the Board of Directors of the Company on March 31, 2022.

Description of accounting policy for the basis of consolidation [text block]

(a)     Basis of consolidation

These audited consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Control exists when the Company has power over the investee, is exposed or has rights to variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries and controlled entities are included in the consolidated financial results of the Company from the effective date that control is obtained up to the effective date of disposal or loss of control. The principal wholly-owned subsidiary as at December 31, 2021 is Minera Los Lagartos, S.A. de C.V., a Mexican incorporated company. All intercompany balances, transactions, revenues and expenses have been eliminated upon consolidation.

These audited consolidated financial statements also include the Company’s 44% interest in each of Minera Juanicipio S.A. de C.V. (“Minera Juanicipio”) and Equipos Chaparral, S.A. de C.V. (“Equipos Chaparral”) (Note 6, “Investment in Juanicipio”), both associates (Note 2(b)) accounted for using the equity method.

Where necessary, adjustments have been made to the financial statements of the Company’s subsidiaries and associates prior to consolidation, to conform with the significant accounting policies used in their preparation to those used by the Company.

Description of accounting policy for investment in associates [text block]

(b)     Investments in Associates

The Company conducts a high percentage of its business through an equity interest in associates. An associate is an entity over which the Company has significant influence, and is neither a subsidiary nor a joint arrangement, and includes the Company’s 44% interest in each of Minera Juanicipio S.A. de C.V. and Equipos Chaparral, S.A. de C.V., both Mexican incorporated companies (Note 6, “Investment in Juanicipio”). The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies.

The Company accounts for its investment in associates using the equity method. The Company aggregates its disclosures required under IFRS for interests in associates effectively involved in advancing the same business objective. Under the equity method, the Company’s investments in  associates is initially recognized at cost and subsequently increased or decreased to reflect additional contributions or withdrawals and to recognize the Company's share of earnings and losses of the associate and for impairment losses after the initial recognition date. The Company's share of earnings and losses of associates are recognized in profit or loss during the year. Distributions received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment.

Impairment

At the end of each reporting period, the Company assesses whether there is objective evidence that an investment in associate is impaired. The Company has performed an assessment for impairment indicators of its investment in associates as of December 31, 2021 and noted no impairment indicators. This assessment is generally made with reference to the timing of completing construction of the development project, future production, future silver, gold, lead and zinc prices, future capital requirements, future operating costs, exploration results achieved, and an assessment of the likely operating and estimated cash flow results to be achieved. When there is objective evidence that an investment in associate is impaired, the carrying amount of such investment is compared to its recoverable amount. If the recoverable amount of an investment in associate is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in the period of impairment. When an impairment loss reverses in a subsequent period, the carrying amount of the investment in associate is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in profit or loss in the period the reversal occurs.

Description of accounting policy for the accounting estimates [text block]

(c)     Significant Estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenditures during the reported period. Significant estimates used in preparation of these financial statements include: estimates of the recoverable amount and any impairment of exploration and evaluation assets, investment in associates and mine development costs; recovery of receivable balances including value added taxes; estimates of fair value of financial instruments where a quoted market price or secondary market for the instrument does not exist; estimates of mineral stockpile inventory valuations; recording revenue based on estimated metal quantities based on assay data and on a provisional price which will be trued up for price and quantity in a later period; provisions including closure and reclamation; share based payment expense; and income tax provisions. Actual results may differ from those estimated. Further details of the nature of these estimates may be found in the relevant notes to the consolidated statements.

Description of accounting policy for critical judgements [text block]

(d)     Critical Judgements

The Company makes certain critical judgments in the process of applying the Company’s accounting policies. The following are those judgments that have the most significant effect on the consolidated financial statements:

Equity investments

In the normal course of operations, the Company may invest in equity investments for strategic reasons. In such circumstances, management considers whether the facts and circumstances pertaining to each investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not the Company has control, joint control or significant influence over the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:

●	The purpose and design of the investee entity.
●	The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly affect its returns.
●	The size of the company’s equity ownership and voting rights, including potential voting rights.
●	The size and dispersion of other voting interests, including the existence of voting blocks.
●

Other investments in or relationships with the investee entity including, but not limited to, current or possible board representation, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.

●	Other relevant and pertinent factors.

If the Company determines that it controls an investee entity, it consolidates the investee entity’s financial statements as further described in note 2(a). If the Company determines that it has joint control (a joint venture) or significant influence (an associate) over an investee entity, then it uses the equity method of accounting to account for its investment in that investee entity as further described in note 2(b).  If, after careful consideration, it is determined that the Company neither has control, joint control nor significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest as fair value through other comprehensive income investment as further described in note 2(e).

Impairment of Non-Current Assets

Non-current assets are tested for impairment at the end of each reporting period if, in management’s judgement, there is an indicator of impairment. Management applies significant judgment in assessing whether indicators of impairment exist that would necessitate impairment testing. Internal and external factors, such as (i) changes in quantity of the recoverable resources; (ii) changes in metal prices, capital and operating costs and interest rates; and (ii) market capitalization of the Company compared to its net assets, are evaluated by management in determining whether there are any indicators of impairment. If there are indicators, management performs an impairment test on the major assets in this category.

The Company reviews and assesses the carrying amount of exploration and evaluation assets, and its investment in associates for impairment when facts or circumstances suggest that the carrying amount is not recoverable. Assessing the recoverability of these amounts requires considerable professional technical judgment, and is made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration (see Notes 2(b) and 2(g)).

Commercial Production

The determination of the date on which a mine enters the commercial production stage is a significant judgement as capitalization of certain costs ceases and the recording of expenses commences upon entering commercial production. In determining commercial production and when the mine and processing facility are available for use in the manner intended by management, the following factors are considered:

i)	Operational commissioning of major mine and plant components is complete;
ii)	Operating results are being achieved consistently for a period of time;
iii)	There are indicators that these operating results will be continued; and
iv)

Other factors are present, including one or more of the following: a significant portion of plant/mill capacity has been achieved; a significant portion of available funding is directed towards operating activities; a pre-determined, reasonable period of time has passed; or significant milestones for the development of the mining property have been achieved.

Description of accounting policy for financial instruments [text block]

(e)     Financial instruments

Financial assets

Financial assets are classified as either financial assets at fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or amortized cost. The Company determines the classification of financial assets at initial recognition.

(i)	Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Equity instruments that are held for trading and all equity derivative instruments are classified as FVTPL. Equity derivative instruments such as warrants listed on a recognized exchange are valued at the latest available closing price. Warrants not listed on a recognized exchange, but where a secondary market exists, are valued at independent broker prices (if available) traded within that secondary market. If no secondary market exists, the warrants are valued using the Black Scholes option pricing model. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are included in profit or loss in the period in which they arise.

(ii)	Financial assets at FVTOCI

Equity instruments that are designated at FVTOCI are initially recorded at fair value plus transaction costs with all subsequent changes in fair value recognized in other comprehensive income (loss). For investments in equity instruments that are not held for trading, the Company can make an irrevocable election (on an instrument-by-instrument bases) at initial recognition to classify them as FVTOCI. On the disposal of the investment, the cumulative change in fair value in other comprehensive income (loss) is not recycled to profit or loss but transferred only within equity.

(iii)	Financial assets at amortized cost

Financial assets are classified at amortized cost if the objective of the business model is to hold the financial asset for the collection of contractual cash flows, and the assets’ contractual cash flows are comprised solely of payments of principal and interest. The Company’s accounts receivable are recorded at amortized cost as they meet the required criteria. A provision is recorded based on the expected credit losses for the financial asset and reflects changes in the expected credit losses at each reporting period (see impairment below).

Financial liabilities

Financial liabilities are initially recorded at fair value and subsequently measured at amortized cost, unless they are required to be measured at FVTPL (such as derivatives) or the Company has elected to measure at FVTPL. The Company’s financial liabilities include trade and other payables and lease obligations which are classified at amortized cost.

The Company classifies financial instruments as follows:

Financial instrument	Classification
Cash and cash equivalents	FVTPL
Equity securities	FVTOCI
Accounts receivable	Amortized cost
Trade and other payables	Amortized cost
Lease obligations	Amortized cost
Loan to Minera Juanicipio S.A. de C.V.	Amortized cost

Impairment

IFRS 9 requires an ‘expected credit loss’ model to be applied which requires a loss allowance to be recognized based on expected credit losses. This applies to financial assets measured at amortized cost. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

Description of accounting policy for measuring inventories [text block]

(f)     Inventories

Concentrate, work in process and stockpile mineral inventories are measured at the lower of cost and net realisable value. Cost is determined using the weighted average cost method and includes all costs incurred, based on a normal production capacity, in bringing each product to its present location and condition.

The cost of inventories includes:

●	operating costs, which include employee costs, material costs and contractor expenses which are directly attributable to the extraction and processing of mineralized material;
●	amortization of property, plant and equipment used in the extraction and processing of mineralized material; and
●	related production overheads.

The assumptions used in the valuation of inventories include estimates of the amount of recoverable metal in the stockpile and an assumption of the metal prices expected to be realized when the metal is recovered. If these estimates or assumptions prove to be inaccurate, a write-down of the recorded value of concentrate, work-in process, and stockpile inventories may be required.

Net realisable value is the estimated selling price in the ordinary course of business less any further costs expected to be incurred to completion and disposal.

Description of accounting policy for exploration and evaluation expenditures [text block]

(g)     Exploration and evaluation assets

With respect to its exploration activities, the Company follows the practice of capitalizing all costs relating to the acquisition, exploration and evaluation of its mining rights. Option payments made by the Company are capitalized until the decision to exercise the option is made. If the option agreement is to exercise a purchase option in an underlying mineral property, the costs are capitalized and accounted for as an exploration and evaluation asset. At such time as commercial production commences, the capitalized costs will be depleted on a units-of-production method (“UOP”). If a mineable ore body is discovered, exploration and evaluation costs are reclassified to mining properties. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined the property has no future economic value.

Exploration and evaluation expenditures include acquisition costs of rights to explore; topographical, geological, geochemical and geophysical studies; exploratory drilling; trenching and sampling; all costs incurred to obtain permits and other licenses required to conduct such activities, including legal, community, strategic and consulting fees; and activities involved in evaluating the technical feasibility and commercial viability of extracting mineral resources. This includes the costs incurred in determining the most appropriate mining/processing methods and developing feasibility studies. Expenditures incurred on a prospective property prior to the Company obtaining the right to explore it, are expensed in the period in which they are incurred.

When an exploration project has entered into the advanced exploration phase and sufficient evidence of the probability of the existence of economically recoverable minerals has been obtained, pre-operative expenditures relating to mine preparation works are capitalized to mine development costs. Activities that are typically capitalized include costs incurred to build shafts, drifts, ramps and access corridors to enable ore extraction from underground.

Impairment

Management reviews the carrying amount of exploration and evaluation assets for impairment when facts or circumstances suggest that the carrying amount is not recoverable. This review is generally made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration. When the results of this review indicate that indicators of impairment exist, the Company estimates the recoverable amount of the deferred exploration costs and related mining rights by reference to the potential for success of further exploration activity and/or the likely proceeds to be received from sale or assignment of the rights. When the carrying amounts of exploration and evaluation assets are estimated to exceed their recoverable amounts, an impairment loss is recorded in profit or loss. The cash-generating unit for assessing impairment is a geographic region and shall be no larger than the operating segment. If conditions that gave rise to the impairment no longer exist, a reversal of impairment may be recognized in a subsequent period, with the carrying amount of the exploration and evaluation asset increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in profit or loss in the period the reversal occurs.

Description of accounting policy for property, plant and equipment [text block]

(h)     Property, plant and equipment and mine development costs

Property and equipment are recorded at cost less accumulated amortization and impairment losses. When parts of an item of equipment have different useful lives, they are accounted for as separate equipment items (major components).

The Company early adopted Amendments to International Accounting Standard (“IAS”) 16, Property, Plant & Equipment, Proceeds Before Intended Use in 2020. The amended standard prohibits the Company from deducting any proceeds from selling items produced from the cost of building an item of mineral interest, plant and equipment, while bringing that asset to be capable of operating in the manner intended by management. The Company adopted the accounting policy retrospectively with respect to applicable transactions occurring on or after the earliest period presented herein, being January 1, 2020. With the adoption of the amended standard, pre-commercial production sales of silver, gold, lead and zinc produced and sold, and related costs while bringing a mine into a condition necessary for it to be capable of operating in the manner intended by management, are recognized in profit or loss in accordance with applicable standards to the extent those sales occurred on or after January 1, 2020. The entity measures the cost of those items applying the measurement requirements of “IAS 2 Inventories”.

Amortization is based on the depreciable amount, which is the cost of the asset, less its expected residual value.

Amortization of the 44% owned Juanicipio mine and plant is a component of the Company’s share of income (loss) from its equity investment in Juanicipio, and will be amortized over tonnes processed on a UOP basis once in commercial production.

Amortization on 100% owned and controlled assets is recognized in profit or loss on a declining balance basis or straight-line basis over the estimated useful lives of each part of an item of property and equipment, based on how this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Amortization for exploration assets is capitalized to mineral properties in the statement of financial position.

The amortization rates for 100% owned and controlled assets are as follows:

Building	4% declining balance
Computer and office equipment	30% declining balance
Exploration camp and equipment	30% declining balance
Right-of-use asset	straight-line over the earlier of the end of the lease term or useful life of the asset

Amortization methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Description of accounting policy for leases [text block]

(i)     Lease

At inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for the period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the contract term and if the Company has the right to direct the use of the asset.

As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of a lease. Right-of-use assets are initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payment made at or before the commencement date.

Right-of-use assets are subsequently amortized on a straight-line basis from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments to be made over the lease term, discounted by the interest rate implicit in the lease or if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments include fixed payments, variable lease payments that depend on an index or a rate, amounts to be paid under residual value guarantees and the exercise price of a purchase option reasonably certain to be exercised by the Company.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a modification, a change in the lease term, a change in the fixed lease payments or change in the assessment to purchase the underlying asset.

The Company presents the right-of-use asset in the property and equipment line item on the consolidated statements of financial position and the lease liability in the lease obligation line item on the consolidated statements of financial position.

Description of accounting policy for deferred income tax [text block]

(j)     Income taxes

Deferred income taxes relate to the expected future tax consequences of unused tax losses and unused tax credits and differences between the carrying amount of statement of financial position items and their corresponding tax values. Deferred tax assets, if any, are recognized only to the extent that, in the opinion of management, it is probable that sufficient future taxable profit will be available to recover the asset. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of substantive enactment.

Description of accounting policy for provisions [text block]

(k)     Provisions

Provisions are liabilities that are uncertain in timing or amount. The Company records a provision when and only when:

(i) The Company has a present obligation (legal or constructive) as a result of a past event;

(ii) It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and

(iii) A reliable estimate can be made of the amount of the obligation.

Constructive obligations are obligations that derive from the Company’s actions where:

(i) By an established pattern of past practice, published policies or a sufficiently specific current statement, the Company has indicated to other parties that it will accept certain responsibilities; and

(ii) As a result, the Company has created a valid expectation on the part of those other parties that it will discharge those responsibilities.

Provisions are reviewed at the end of each reporting period and adjusted to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting period. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed. Provisions are reduced by actual expenditures for which the provision was originally recognized. Where discounting has been used, the carrying amount of a provision increases in each period to reflect the passage of time. This increase (accretion expense) is included in profit or loss for the period.

Closure and reclamation

The Company records a provision for the present value of the estimated closure obligations, including reclamation costs, when the obligation (legal or constructive) is incurred, with a corresponding increase in the carrying value of the related assets. The carrying value is amortized over the life of the mining asset on a UOP basis commencing with initial commercialization of the asset. The liability is accreted to the actual liability on settlement through charges each period to profit or loss.

The provision for closure and reclamation is reviewed at the end of each reporting period for changes in estimates and circumstances, including as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of the expenditures. These changes are recorded directly to the related assets with a corresponding entry to the reclamation provision. The provision recorded by the Company as at December 31, 2021 of $409 relates to current and prior disturbances on the Deer Trail exploration property (see Note 7) ( December 31, 2020: $409).

One of the operating companies of the Company’s investment in associates, Minera Juanicipio, recorded a provision for reclamation and remediation costs of $4,050 and capitalized a corresponding asset as at December 31, 2021 ( December 31, 2020: $1,450) (see Note 6).

Description of accounting policy for functional currency [text block]

(l)     Functional currency and presentation currency

The functional currency of the parent, its subsidiaries, and the investment in Juanicipio is the United States dollar (“US$”).

Each entity within the Company determines its own functional currency, and the items included in the financial statements of each entity are measured using that functional currency. The functional currency determination involves certain judgments in evaluating the primary economic environment, and the Company reconsiders the functional currencies of each entity if there is a change in the underlying transactions, events and conditions which determine the primary economic environment.

The Company’s reporting and presentation currency is the US$.

Description of accounting policy for foreign currency translation [text block]

(m)    Foreign currency transactions

Transactions incurred in currencies other than the Company’s functional currency (foreign currencies) are recorded at the rates of exchange prevailing at the dates of the transactions. At each statement of financial position date, monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value are translated using the rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.

Description of accounting policy for recognition of revenue [text block]

(n)     Revenue

The Juanicipio Project recognizes revenue for silver, gold, lead and zinc from concentrate production, net of treatment and refining charges, when it satisfies the performance obligation of transferring control of the concentrate to the customer. This generally occurs as material is received at the customer’s plant, as the customer has the ability to direct the use of and obtain substantially all of the remaining benefits from the material and the customer has the risk of loss. The Juanicipio sales are based on estimated metal quantities based on assay data and on a provisional price. The receivable is marked to market through sales each period prior to final settlement. Minera Juanicipio also adjusts estimated metal quantities used in computing provisional sales using new information and assay data from the smelter as it is received (if any). A provisional payment is generally due by the 15th of the month of the month following delivery of the concentrate to the customer. Final payment is due upon final settlement of price and quantity with the customer. The principal risks associated with recognition of sales on a provisional basis include metal price fluctuations and updated quantities between the date the sale is recorded and the date of final settlement.

The Company early adopted Amendments to International Accounting Standard (“IAS”) 16, Property, Plant & Equipment, Proceeds Before Intended Use in 2020. With the adoption of the amended standard, pre-commercial production sales of silver, gold, lead and zinc produced and sold, and related costs while bringing a mine into a condition necessary for it to be capable of operating in the manner intended by management, are recognized in profit or loss in accordance with applicable standards.

Description of accounting policy for earnings per share [text block]

(o)     Income (Loss) per common share

Basic income (loss) per share is based on the weighted average number of common shares outstanding during the period.

Diluted income (loss) per share is computed using the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares consist of the incremental common shares upon the assumed exercise of stock options and warrants, and upon the assumed conversion of deferred share units and units issued under the Company’s share unit plan, to the extent their inclusion is not anti-dilutive. For the year ended December 31, 2021, the weighted average number of shares outstanding was based on the following:

	Year ended December 31,
	2021	2020
Basic weighted average number of shares outstanding	95,181,258	91,108,622
Effect of dilutive common share equivalents	278,257	-
	95,459,515	91,108,622

For the year ended December 31, 2021, stock options totaling 813,887, restricted and performance share units totaling 247,752 and deferred share units totaling 383,078 were excluded from the computation of diluted income (loss) per share due to vesting criteria not being met during the period.

For the year ended December 31, 2020, the Company had 1,882,225 common share equivalents consisting of: common shares issuable upon the exercise of outstanding and exercisable stock options; restricted and performance share units; and deferred share units. These common share equivalents were not included for the purpose of calculating diluted loss per share as their effect would be anti-dilutive.

Description of accounting policy for share-based payment transactions [text block]

(p)     Share based payments

The fair value of equity-settled share-based payment awards are estimated as of the date of the grant and recorded as share-based payment expense in profit or loss over their vesting periods, with a corresponding increase in equity. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met. Market price performance conditions are included in the fair value estimate on the grant date with no subsequent adjustment to the actual number of awards that vest. Forfeiture rates are estimated on grant date, and adjusted annually for actual forfeitures in the period. Changes to the estimated number of awards that will eventually vest are accounted for prospectively. Share based payment awards with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

The fair value of stock options is estimated using the Black-Scholes-Merton option valuation model. The fair value of restricted and deferred share units, is based on the fair market value of a common share equivalent on the date of grant. The fair value of performance share units awarded with market price conditions is determined using the Monte Carlo pricing model and the fair value of performance share units with non-market performance conditions is based on the fair market value of a common share equivalent on the date of grant.

Description of initial application of standards or interpretation [text block]

(q)     Changes in Accounting Standards

The Company has reviewed new accounting pronouncements that have been issued but are not yet effective at December 31, 2021. These include:

IAS 12 Income Taxes. In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction, which amended IAS 12 Income Taxes. The amendments are effective beginning on or after January 1, 2023, with early adoption permitted. The amendments narrowed the scope of the recognition exemption in paragraphs 15 and 24 of IAS 12 (recognition exemption) so that it no longer applies to transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences, such as leases and reclamation provisions. The Company is assessing the impact of the amendment and does not expect it to have a significant effect on the Company’s consolidated financial statements.